Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Finance Lease Liabilities [Abstract]
Schedule of Finance Lease Liabilities
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Current portion	$200,383	$398,136
Non-current portion	229,747	233,550
Finance lease liabilities	$430,130	$631,686

Schedule of Minimum Lease Payments Under Finance Lease Agreements	The minimum lease payments under finance lease agreements are as follows:
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Within 1 year	$212,173	$423,514
After 1 year but within 5 years	248,490	253,448
Less: Finance charges	(30,533)	(45,276)
Present value of finance lease liabilities, net	$430,130	$631,686

Schedule of Finance Lease Assets Comprise Primarily Vehicles and Office Equipment	Finance lease assets comprise primarily vehicles and office equipment as follow:
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Cost	$1,540,416	$1,571,075
Less: Accumulated depreciation	(618,097)	(564,844)
Net book value	$922,319	$1,006,231